Other Operating Income (Expense)	12 Months Ended
Dec. 31, 2017
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Other Operating Income (Expense)
7.	Other Operating Income (Expense)

(CAD$ in millions)	2017	2016
Settlement pricing adjustments (Note 28(b))	$190	$153
Share-based compensation	(125)	(171)
Environmental and care and maintenance costs	(186)	(144)
Social responsibility and donations	(7)	(25)
Gain on sale of assets	35	62
Commodity derivatives (Note 28(b) and Note 28(c))	12	32
Restructuring	(11)	(8)
Take or pay contract costs	(81)	(48)
Break fee in respect of Waneta Dam sale (Note 12)	(28)	—
Other	(29)	(48)

	$(230)	$(197)